Aggressive Investors 1 Fund
Schedule of Investments (Unaudited)
1
Showing percentage of net assets as of March 31, 2022
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 100.06%
Communication Services - 5.14%
Discovery, Inc., Class A*+ 63,700 $ 1,587,404
Liberty Global PLC,
Class C* 72,500 1,878,475
Lumen Technologies, Inc.+ 138,100 1,556,387
Netflix, Inc.* 3,700 1,385,983
Sea, Ltd., ADR* 12,200 1,461,438
Snap, Inc., Class A* 30,100 1,083,299
8,952,986
Consumer Discretionary - 16.86%
Amazon.com, Inc.* 1,040 3,390,348
AutoNation, Inc.* 16,000 1,593,280
Bath & Body Works, Inc. 27,000 1,290,600
Chegg, Inc.*+ 22,500 816,300
Choice Hotels
International, Inc. 13,000 1,842,880
Dick's Sporting Goods,
Inc.+ 15,200 1,520,304
Etsy, Inc.*+ 18,700 2,324,036
Expedia Group, Inc.* 10,700 2,093,669
General Motors Co.* 22,100 966,654
Lowe's Cos., Inc. 15,000 3,032,850
NIKE, Inc., Class B 13,000 1,749,280
Penske Automotive Group,
Inc. 8,100 759,132
PulteGroup, Inc. 37,300 1,562,870
Tesla, Inc.* 4,000 4,310,400
Toll Brothers, Inc. 13,700 644,174
Whirlpool Corp. 8,500 1,468,630
29,365,407
Consumer Staples - 3.90%
Albertsons Cos., Inc.,
Class A+ 94,600 3,145,450
Costco Wholesale Corp. 3,400 1,957,890
Tyson Foods, Inc., Class A 18,800 1,685,044
6,788,384
Energy - 6.89%
APA Corp. 42,000 1,735,860
Cheniere Energy, Inc. 38,000 5,268,700
Continental Resources,
Inc.+ 40,000 2,453,200
Coterra Energy, Inc. 94,000 2,535,180
11,992,940
Financials - 12.33%
Ally Financial, Inc. 37,500 1,630,500
Bank of Montreal 20,000 2,359,400
Industry Company Shares Value
Financials (continued)
Blackstone, Inc. 6,400 $ 812,416
Citigroup, Inc. 30,000 1,602,000
Credit Acceptance
Corp.*+ 3,000 1,651,110
Everest Re Group, Ltd. 7,400 2,230,212
Goldman Sachs Group,
Inc. (The) 4,800 1,584,480
Jefferies Financial Group,
Inc. 26,000 854,100
MetLife, Inc. 34,000 2,389,520
Royal Bank of Canada+ 15,000 1,654,050
Synchrony Financial 62,300 2,168,663
UBS Group AG+ 130,000 2,540,200
21,476,651
Health Care - 9.90%
Alnylam Pharmaceuticals,
Inc.* 11,000 1,796,190
Biogen, Inc.* 5,900 1,242,540
Hologic, Inc.* 29,100 2,235,462
Horizon Therapeutics PLC* 20,000 2,104,200
IDEXX Laboratories, Inc.* 4,000 2,188,240
Mettler-Toledo
International, Inc.* 1,300 1,785,147
Moderna, Inc.* 5,000 861,300
Repligen Corp.* 6,700 1,260,203
Thermo Fisher Scientific,
Inc. 3,200 1,890,080
UnitedHealth Group, Inc. 3,700 1,886,889
17,250,251
Industrials - 4.90%
Builders FirstSource, Inc.* 23,000 1,484,420
Owens Corning 19,000 1,738,500
Rollins, Inc. 45,850 1,607,042
WillScot Mobile Mini
Holdings Corp.* 71,500 2,797,795
ZIM Integrated Shipping
Services, Ltd.+ 12,400 901,604
8,529,361
Information Technology - 28.65%
Advanced Micro Devices,
Inc.* 20,900 2,285,206
Apple, Inc. 31,000 5,412,910
Applied Materials, Inc. 18,500 2,438,300
Block, Inc.*+ 7,700 1,044,120
Cloudflare, Inc., Class A* 13,300 1,592,010
Datadog, Inc., Class A* 12,800 1,938,816
Dropbox, Inc., Class A* 68,400 1,590,300

Aggressive Investors 1 Fund
Schedule of Investments (Unaudited)
(continued)
2
Showing percentage of net assets as of March 31, 2022
Quarterly Report | March 31, 2022 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Information Technology (continued)
Five9, Inc.* 10,800 $ 1,192,320
Fortinet, Inc.* 13,500 4,613,490
HP, Inc. 65,000 2,359,500
Intuit, Inc. 3,400 1,634,856
Lam Research Corp. 3,000 1,612,830
Mastercard, Inc., Class A 5,000 1,786,900
Microsoft Corp. 13,500 4,162,185
MongoDB, Inc.* 3,900 1,730,001
NetApp, Inc. 21,100 1,751,300
NVIDIA Corp. 18,800 5,129,768
Palo Alto Networks, Inc.* 4,700 2,925,797
QUALCOMM, Inc. 20,700 3,163,374
Zebra Technologies Corp.,
Class A* 3,700 1,530,690
49,894,673
Materials - 9.28%
Crown Holdings, Inc. 14,000 1,751,260
Kinross Gold Corp. 300,000 1,764,000
Mosaic Co. (The) 57,400 3,817,100
Nucor Corp. 20,000 2,973,000
Olin Corp. 34,000 1,777,520
Steel Dynamics, Inc. 24,900 2,077,407
West Fraser Timber Co.,
Ltd.+ 24,400 2,011,292
16,171,579
Real Estate - 2.21%
Extra Space Storage, Inc. 8,600 1,768,160
Orion Office REIT, Inc. 3,120 43,680
Realty Income Corp. 29,500 2,044,350
3,856,190
TOTAL COMMON STOCKS - 100.06% 174,278,422
(Cost $156,442,386)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.00%
Fidelity Investments Money
Market Government
Portfolio Class I 0.12% 142
142
TOTAL MONEY MARKET FUND - 0.00% 142
(Cost $142)
^
Rate^
B
Shares
B
Value
.
Investments Purchased With Cash Proceeds
From Securities Lending - 5.12%
Fidelity Investments Money
Market Government
Portfolio Class I** 0.12% 8,918,468
$ 8,918,468
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 5.12% 8,918,468
(Cost $8,918,468)
TOTAL INVESTMENTS
-
105.18%
$ 183,197,032
(Cost $165,360,996)
Liabilities in Excess of Other Assets - (5.18%) (9,018,648)
NET ASSETS - 100.00% $ 174,178,384
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
March 31, 2022.
^ Rate disclosed as of March 31, 2022.
+ This security or a portion of the security is out on loan as of
March 31, 2022. Total loaned securities had a value of
$20,637,860 as of March 31, 2022.
ADR - American Depositary Receipt
PLC - Public Limited Company
Summary of inputs used to value the Fund’s investments as of 3/31/2022 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks (a) $ 174,278,422 $ – $ – $ 174,278,422
Money Market
Fund – 142 – 142
Investments
Purchased
With Cash
Proceeds
From
Securities
Lending – 8,918,468 – 8,918,468
TOTAL
$174,278,422 $8,918,610 $– $183,197,032
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.